Schedule of Investments (unaudited)
May 31, 2025
iShares® MSCI Emerging Markets ex China ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Brazil — 4.5%
Ambev SA	11,098,384	$27,224,465
B3 SA - Brasil Bolsa Balcao	12,597,695	30,726,085
Banco Bradesco SA	3,669,576	8,969,433
Banco BTG Pactual SA	2,836,212	19,612,236
Banco do Brasil SA	4,015,696	16,443,326
BB Seguridade Participacoes SA	1,616,769	10,603,201
BRF SA	1,165,105	4,135,262
Caixa Seguridade Participacoes S/A	1,415,771	3,730,338
Centrais Eletricas Brasileiras SA	2,821,664	20,700,590
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	1,146,541	23,530,201
CPFL Energia SA	525,861	3,722,723
Embraer SA	1,660,337	19,011,359
Energisa SA	648,150	5,382,835
Eneva SA(a)	1,858,845	4,540,268
Engie Brasil Energia SA	438,942	3,151,142
Equatorial Energia SA	2,809,145	18,000,728
JBS SA	1,843,881	12,934,086
Klabin SA	1,912,240	6,121,709
Localiza Rent a Car SA	2,159,935	16,223,587
Motiva Infraestrutura de Mobilidade SA	2,296,014	5,411,359
Natura & Co. Holding SA(a)	2,062,297	3,775,199
NU Holdings Ltd./Cayman Islands, Class A(a)	7,582,160	91,061,742
Petroleo Brasileiro SA - Petrobras	8,816,420	50,729,676
PRIO SA(a)	1,976,415	13,459,457
Raia Drogasil SA	3,005,625	7,803,747
Rede D'Or Sao Luiz SA(b)	1,907,031	12,596,841
Rumo SA	3,078,132	10,128,585
Suzano SA	1,626,192	14,116,694
Telefonica Brasil SA	1,916,854	9,605,217
TIM SA/Brazil	1,970,229	6,713,832
TOTVS SA	1,282,990	9,468,486
Ultrapar Participacoes SA	1,743,487	4,965,714
Vale SA	8,608,938	78,420,434
Vibra Energia SA	2,365,150	8,344,913
WEG SA	3,991,621	29,555,931
XP Inc., Class A	881,195	17,059,935
		627,981,336
Chile — 0.6%
Banco de Chile	106,475,152	15,664,730
Banco de Credito e Inversiones SA	204,231	7,878,616
Banco Santander Chile	153,387,664	9,138,478
Cencosud SA	3,020,429	10,395,095
Empresas CMPC SA	2,553,101	4,074,557
Empresas Copec SA	956,246	6,569,290
Enel Americas SA	48,418,512	4,514,544
Enel Chile SA	65,722,864	4,765,144
Falabella SA	1,610,449	7,683,913
Latam Airlines Group SA	488,202,571	9,287,696
		79,972,063
Colombia — 0.1%
Grupo Cibest SA	640,958	7,527,979
Interconexion Electrica SA ESP	1,101,794	5,123,143
		12,651,122
Czech Republic — 0.2%
CEZ AS	379,426	20,884,011
Komercni Banka AS	177,453	8,212,630
Moneta Money Bank AS(b)	609,628	3,991,764
		33,088,405
Security	Shares	Value
Egypt — 0.1%
Commercial International Bank - Egypt (CIB)	5,945,984	$9,900,016
Eastern Co. SAE	3,489,801	2,338,924
Talaat Moustafa Group	1,987,879	2,197,213
		14,436,153
Greece — 0.9%
Alpha Services and Holdings SA	4,857,738	15,588,818
Eurobank Ergasias Services and Holdings SA, Class A	5,872,855	18,088,709
Hellenic Telecommunications Organization SA	395,291	7,622,656
Jumbo SA	288,145	9,363,728
Metlen Energy & Metals SA	248,832	12,617,439
National Bank of Greece SA	2,105,633	25,072,979
OPAP SA	421,175	9,056,533
Piraeus Financial Holdings SA	2,446,222	16,296,410
Public Power Corp. SA	447,793	6,822,872
		120,530,144
Hungary — 0.4%
MOL Hungarian Oil & Gas PLC	969,554	8,383,839
OTP Bank Nyrt	530,675	40,255,046
Richter Gedeon Nyrt	324,594	9,443,828
		58,082,713
India — 26.3%
ABB India Ltd.	124,570	8,702,004
Adani Enterprises Ltd.	376,096	11,088,712
Adani Ports & Special Economic Zone Ltd.	1,251,043	20,983,799
Adani Power Ltd.(a)	1,346,141	8,558,391
Alkem Laboratories Ltd.	95,493	5,692,247
Ambuja Cements Ltd.	1,446,920	9,367,098
APL Apollo Tubes Ltd.	425,109	9,004,315
Apollo Hospitals Enterprise Ltd.	239,243	19,266,977
Ashok Leyland Ltd.	3,548,484	9,796,281
Asian Paints Ltd.	917,102	24,230,149
Astral Ltd.	288,372	5,052,087
AU Small Finance Bank Ltd.(b)	947,435	7,683,975
Aurobindo Pharma Ltd.(a)	619,589	8,320,061
Avenue Supermarts Ltd.(a)(b)	381,457	17,856,181
Axis Bank Ltd.	5,420,187	75,624,299
Bajaj Auto Ltd.	157,983	15,900,568
Bajaj Finance Ltd.	658,404	70,737,026
Bajaj Finserv Ltd.	907,525	21,418,154
Bajaj Holdings & Investment Ltd.	67,456	10,588,054
Balkrishna Industries Ltd.	184,026	5,326,862
Bank of Baroda	2,493,642	7,284,435
Bharat Electronics Ltd.	8,628,453	38,862,724
Bharat Forge Ltd.	607,765	8,830,601
Bharat Heavy Electricals Ltd.	2,441,654	7,429,435
Bharat Petroleum Corp. Ltd.	3,530,206	13,158,486
Bharti Airtel Ltd.	6,071,829	131,907,137
Bosch Ltd.	17,704	6,509,708
Britannia Industries Ltd.	253,804	16,348,211
BSE Ltd.	358,713	11,237,167
Canara Bank	4,131,802	5,550,777
CG Power & Industrial Solutions Ltd.	1,445,077	11,615,548
Cholamandalam Investment and Finance Co. Ltd.	987,469	18,514,625
Cipla Ltd.	1,375,746	23,597,060
Coal India Ltd.	4,427,981	20,586,679
Colgate-Palmolive India Ltd.	323,604	9,297,959
Container Corp. of India Ltd.	557,557	5,115,192
Coromandel International Ltd.	278,389	7,457,983
Cummins India Ltd.	329,462	12,596,651

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Emerging Markets ex China ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
Dabur India Ltd.	1,280,405	$7,232,870
Divi's Laboratories Ltd.	281,258	21,763,719
Dixon Technologies India Ltd.	86,332	14,849,342
DLF Ltd.	1,741,201	16,259,807
Dr Reddy's Laboratories Ltd.	1,371,770	20,091,775
Eicher Motors Ltd.	322,405	20,121,926
Eternal Ltd.(a)	11,295,225	31,460,388
FSN E-Commerce Ventures Ltd.(a)	2,750,145	6,533,040
GAIL India Ltd.	5,488,108	12,197,039
GMR Airports Infrastructure Ltd.(a)	6,285,327	6,187,391
Godrej Consumer Products Ltd.	1,014,372	14,612,363
Godrej Properties Ltd.(a)	352,960	9,270,589
Grasim Industries Ltd.	638,857	19,027,850
Havells India Ltd.	583,094	10,410,502
HCL Technologies Ltd.	2,232,309	42,729,481
HDFC Asset Management Co. Ltd.(b)	223,975	12,530,839
HDFC Bank Ltd.	13,396,136	305,700,445
HDFC Life Insurance Co. Ltd.(b)	2,267,248	20,601,758
Hero MotoCorp Ltd.	281,740	14,196,405
Hindalco Industries Ltd.	3,167,160	23,498,125
Hindustan Aeronautics Ltd., NVS	475,554	27,678,055
Hindustan Petroleum Corp. Ltd.	2,227,574	10,717,987
Hindustan Unilever Ltd.	1,950,160	53,575,054
Hyundai Motor India Ltd.(a)	394,281	8,510,849
ICICI Bank Ltd.	12,487,078	211,799,812
ICICI Lombard General Insurance Co. Ltd.(b)	564,522	12,386,417
ICICI Prudential Life Insurance Co. Ltd.(b)	854,152	6,609,905
IDFC First Bank Ltd.(a)	8,203,501	6,524,780
Indian Hotels Co. Ltd., Class A	2,008,819	18,096,934
Indian Oil Corp. Ltd.	6,732,799	11,185,559
Indian Railway Catering & Tourism Corp. Ltd.	561,744	4,972,229
Indus Towers Ltd.(a)	3,271,214	14,700,192
IndusInd Bank Ltd.	1,341,067	12,819,858
Info Edge India Ltd.	842,121	14,064,887
Infosys Ltd.	7,852,315	143,499,178
InterGlobe Aviation Ltd.(a)(b)	446,495	27,867,304
ITC Ltd.	7,087,339	34,675,267
Jindal Stainless Ltd.	760,462	5,742,432
Jindal Steel & Power Ltd.	990,144	11,006,536
Jio Financial Services Ltd., NVS(a)	6,732,572	22,606,672
JSW Energy Ltd.	1,152,745	6,584,992
JSW Steel Ltd.	1,492,700	17,387,315
Jubilant Foodworks Ltd.	843,906	6,468,027
Kalyan Jewellers India Ltd.	995,573	6,529,619
Kotak Mahindra Bank Ltd.	2,591,080	62,900,153
Larsen & Toubro Ltd.	1,597,247	68,660,599
LTIMindtree Ltd.(b)	172,983	10,255,289
Lupin Ltd.	533,440	12,232,824
Macrotech Developers Ltd.	696,170	11,625,271
Mahindra & Mahindra Ltd.	2,204,799	76,790,549
Mankind Pharma Ltd.(a)	292,388	8,447,025
Marico Ltd.	1,215,961	10,187,737
Maruti Suzuki India Ltd.	297,002	42,840,610
Max Healthcare Institute Ltd.	1,828,156	24,037,875
Mphasis Ltd.	242,745	7,263,432
MRF Ltd.	5,690	9,241,128
Muthoot Finance Ltd.	282,160	7,320,932
Nestle India Ltd., NVS	802,976	22,502,546
NHPC Ltd., NVS	6,966,727	7,126,519
NMDC Ltd.	7,126,484	5,944,152
NTPC Ltd.	10,342,361	40,403,435
Oberoi Realty Ltd.	334,833	6,844,111
Security	Shares	Value
India (continued)
Oil & Natural Gas Corp. Ltd.	7,564,816	$21,191,829
Oil India Ltd.	1,165,390	5,820,256
Oracle Financial Services Software Ltd.	50,119	4,972,240
Page Industries Ltd.	15,047	8,159,612
PB Fintech Ltd.(a)	809,142	16,677,457
Persistent Systems Ltd., NVS	256,458	16,895,091
Petronet LNG Ltd.	1,774,700	6,379,178
Phoenix Mills Ltd. (The)	465,004	8,367,179
PI Industries Ltd.	180,407	8,065,451
Pidilite Industries Ltd.	375,291	13,636,408
Polycab India Ltd.	124,320	8,715,692
Power Finance Corp. Ltd.	3,481,983	16,555,761
Power Grid Corp. of India Ltd.	11,003,014	37,311,977
Prestige Estates Projects Ltd.	403,610	6,930,119
Punjab National Bank	5,454,224	6,760,258
Rail Vikas Nigam Ltd.	1,187,783	5,638,545
REC Ltd.	3,116,558	14,698,375
Reliance Industries Ltd.	14,417,481	239,793,366
Samvardhana Motherson International Ltd.	7,449,338	13,342,140
SBI Cards & Payment Services Ltd.	666,411	7,172,630
SBI Life Insurance Co. Ltd.(b)	1,061,596	22,509,654
Shree Cement Ltd.	21,441	7,422,491
Shriram Finance Ltd.	3,316,687	24,819,508
Siemens Energy India Ltd., NVS	239,422	6,933,376
Siemens Ltd.	207,202	7,918,189
Solar Industries India Ltd.	64,811	12,207,048
Sona Blw Precision Forgings Ltd.(b)	1,030,440	6,558,371
SRF Ltd.	319,324	10,684,979
State Bank of India	4,240,350	40,314,777
Sun Pharmaceutical Industries Ltd.	2,286,734	44,892,865
Sundaram Finance Ltd.	159,985	9,630,102
Supreme Industries Ltd.	146,624	7,111,868
Suzlon Energy Ltd.(a)	22,409,864	18,771,350
Tata Communications Ltd.	265,232	5,200,733
Tata Consultancy Services Ltd.	2,134,988	86,444,950
Tata Consumer Products Ltd.	1,410,683	18,253,572
Tata Elxsi Ltd.	90,266	6,794,881
Tata Motors Ltd.	4,774,490	40,197,692
Tata Power Co. Ltd. (The)	3,736,848	17,184,351
Tata Steel Ltd.	17,643,351	33,301,039
Tech Mahindra Ltd.	1,263,991	23,263,780
Thermax Ltd.	96,249	3,817,599
Titan Co. Ltd.	837,957	34,843,069
Torrent Pharmaceuticals Ltd.	275,655	10,240,333
Torrent Power Ltd.	416,144	6,691,648
Trent Ltd.	427,047	28,204,266
Tube Investments of India Ltd.	248,665	8,910,020
TVS Motor Co. Ltd.	582,822	18,957,504
UltraTech Cement Ltd.	283,673	37,215,491
Union Bank of India Ltd.	3,757,039	6,453,625
United Spirits Ltd.	678,788	12,069,858
UPL Ltd.	1,078,255	7,926,036
Varun Beverages Ltd.	3,173,102	17,684,599
Vedanta Ltd.	3,195,865	16,301,576
Vodafone Idea Ltd.(a)	63,115,724	5,115,473
Voltas Ltd.	535,632	7,911,451
Wipro Ltd.	6,171,135	18,030,011
Yes Bank Ltd.(a)	32,782,461	8,240,440
Zydus Lifesciences Ltd.	608,040	6,621,697
		3,653,741,155
Indonesia — 1.8%
Alamtri Resources Indonesia Tbk PT	29,396,900	3,970,290

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Emerging Markets ex China ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Indonesia (continued)
Amman Mineral Internasional PT(a)	15,562,300	$6,614,723
Astra International Tbk PT	48,153,700	14,318,816
Bank Central Asia Tbk PT	131,672,627	75,960,918
Bank Mandiri Persero Tbk PT	87,527,700	28,437,786
Bank Negara Indonesia Persero Tbk PT	34,649,600	9,556,459
Bank Rakyat Indonesia Persero Tbk PT	161,179,371	43,854,158
Barito Pacific Tbk PT	51,868,205	4,003,236
Chandra Asri Pacific Tbk PT	20,309,300	11,642,619
Charoen Pokphand Indonesia Tbk PT	17,529,200	5,209,132
GoTo Gojek Tokopedia Tbk PT(a)	2,116,917,139	8,322,430
Indofood CBP Sukses Makmur Tbk PT	5,342,000	3,569,825
Indofood Sukses Makmur Tbk PT	9,724,900	4,694,320
Kalbe Farma Tbk PT	48,135,500	4,471,533
Sumber Alfaria Trijaya Tbk PT	42,765,600	6,380,707
Telkom Indonesia Persero Tbk PT	119,257,700	20,616,283
United Tractors Tbk PT	3,672,100	5,055,721
		256,678,956
Kuwait — 1.1%
Boubyan Bank KSCP	3,588,840	7,859,542
Gulf Bank KSCP	4,710,067	5,131,203
Kuwait Finance House KSCP	26,214,566	64,027,785
Mabanee Co. KPSC	1,695,701	4,641,971
Mobile Telecommunications Co. KSCP	4,516,094	7,021,470
National Bank of Kuwait SAKP	19,708,740	61,375,335
		150,057,306
Malaysia — 1.9%
AMMB Holdings Bhd	6,172,300	7,596,401
Axiata Group Bhd	6,827,600	3,287,191
CELCOMDIGI Bhd	8,146,900	7,120,044
CIMB Group Holdings Bhd	18,947,300	30,864,010
Gamuda Bhd	10,968,300	11,776,573
Genting Bhd(c)	4,773,200	3,365,336
Hong Leong Bank Bhd	1,463,300	6,733,220
IHH Healthcare Bhd	5,118,700	8,297,669
IOI Corp. Bhd	6,140,000	5,187,177
Kuala Lumpur Kepong Bhd	1,166,700	5,339,438
Malayan Banking Bhd	12,644,200	29,058,175
Maxis Bhd	5,688,600	4,718,117
MISC Bhd	3,051,700	5,390,158
MR DIY Group M Bhd(b)(c)	7,962,050	2,955,042
Nestle Malaysia Bhd	183,900	3,394,095
Petronas Chemicals Group Bhd	6,405,100	5,153,169
Petronas Dagangan Bhd	705,600	3,262,433
Petronas Gas Bhd	1,943,100	8,198,773
PPB Group Bhd	1,554,540	4,113,472
Press Metal Aluminium Holdings Bhd	8,394,400	9,938,575
Public Bank Bhd	35,475,500	35,934,427
QL Resources Bhd	3,739,050	3,950,414
RHB Bank Bhd(c)	3,951,400	5,971,996
SD Guthrie Bhd	4,752,500	4,993,250
Sime Darby Bhd(c)	6,407,300	2,557,025
Sunway Bhd	6,108,900	6,809,124
Telekom Malaysia Bhd	2,646,100	4,054,733
Tenaga Nasional Bhd	6,312,800	20,768,001
YTL Corp. Bhd	7,870,900	3,359,923
YTL Power International Bhd	5,983,700	4,491,912
		258,639,873
Mexico — 2.9%
Alfa SAB de CV, Class A	8,352,553	6,524,086
America Movil SAB de CV, Series B, Class B	42,978,871	36,317,988
Arca Continental SAB de CV	1,201,008	13,205,763
Security	Shares	Value
Mexico (continued)
Cemex SAB de CV, NVS	35,999,154	$24,647,802
Coca-Cola Femsa SAB de CV	1,207,400	11,467,686
Fibra Uno Administracion SA de CV	6,572,600	9,247,590
Fomento Economico Mexicano SAB de CV	4,129,741	43,935,453
Gruma SAB de CV, Class B	403,205	7,598,240
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	705,133	8,720,731
Grupo Aeroportuario del Pacifico SAB de CV, Class B	908,646	20,890,988
Grupo Aeroportuario del Sureste SAB de CV, Class B	428,902	13,764,181
Grupo Bimbo SAB de CV, Series A, Class A	2,952,453	8,251,829
Grupo Carso SAB de CV, Series A1, Class A1	1,372,433	8,747,173
Grupo Comercial Chedraui SA de CV	705,234	5,102,366
Grupo Financiero Banorte SAB de CV, Class O	6,000,986	53,048,518
Grupo Financiero Inbursa SAB de CV, Class O	4,249,871	10,650,971
Grupo Mexico SAB de CV, Series B, Class B	7,326,786	40,169,644
Industrias Penoles SAB de CV(a)	457,010	9,659,037
Kimberly-Clark de Mexico SAB de CV, Class A	3,436,222	6,103,209
Prologis Property Mexico SA de CV	2,626,511	10,054,570
Promotora y Operadora de Infraestructura SAB de CV	462,219	5,189,359
Qualitas Controladora SAB de CV	471,257	5,097,914
Wal-Mart de Mexico SAB de CV	12,396,151	40,711,220
		399,106,318
Peru — 0.4%
Cia. de Minas Buenaventura SAA, ADR	385,772	5,778,865
Credicorp Ltd.	159,008	33,679,484
Southern Copper Corp.	210,851	19,168,500
		58,626,849
Philippines — 0.7%
Ayala Corp.	591,560	6,153,158
Ayala Land Inc.	15,143,000	6,235,144
Bank of the Philippine Islands	4,801,118	11,969,451
BDO Unibank Inc.	5,449,344	15,735,119
International Container Terminal Services Inc.	2,338,400	17,164,602
Jollibee Foods Corp.	1,077,250	4,306,433
Manila Electric Co.	694,810	6,849,099
Metropolitan Bank & Trust Co.	4,373,007	5,765,305
PLDT Inc.	174,370	3,804,872
SM Investments Corp.	508,985	7,617,214
SM Prime Holdings Inc.	23,636,500	9,552,883
		95,153,280
Poland — 1.6%
Allegro.eu SA (a)(b)	1,489,374	13,702,426
Bank Millennium SA(a)	1,458,531	5,667,876
Bank Polska Kasa Opieki SA	437,682	21,575,852
Budimex SA	30,695	5,120,408
CCC SA(a)	129,606	7,558,450
CD Projekt SA(c)	153,631	9,107,876
Dino Polska SA(a)(b)(c)	117,599	17,260,992
KGHM Polska Miedz SA	334,529	10,962,217
LPP SA	2,723	10,495,624
mBank SA(a)	35,816	7,846,903
ORLEN SA	1,397,748	27,465,208
PGE Polska Grupa Energetyczna SA(a)	2,061,920	5,146,062
Powszechna Kasa Oszczednosci Bank Polski SA	2,081,249	41,875,160
Powszechny Zaklad Ubezpieczen SA	1,439,207	23,512,677
Santander Bank Polska SA	94,914	12,701,148

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Emerging Markets ex China ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Poland (continued)
Zabka Group SA(a)(c)	692,475	$4,185,847
		224,184,726
Qatar — 1.1%
Al Rayan Bank	14,705,410	9,030,431
Barwa Real Estate Co.	5,297,637	4,185,279
Commercial Bank PSQC (The)	7,936,098	10,015,019
Dukhan Bank	4,457,144	4,405,288
Industries Qatar QSC	3,621,175	11,761,330
Mesaieed Petrochemical Holding Co.	13,847,123	5,064,117
Ooredoo QPSC	1,928,098	6,544,859
Qatar Electricity & Water Co. QSC	1,094,782	4,758,354
Qatar Fuel QSC	418,524	1,723,607
Qatar Gas Transport Co. Ltd.	6,562,087	8,624,848
Qatar International Islamic Bank QSC	2,432,680	7,011,922
Qatar Islamic Bank QPSC	4,222,035	24,444,336
Qatar National Bank QPSC	11,061,555	51,398,202
		148,967,592
Russia — 0.0%
Alrosa PJSC(a)(d)	1,271,273	164
Mobile TeleSystems PJSC(a)(d)	418,880	54
Moscow Exchange MICEX-RTS PJSC(a)(d)	631,870	81
Ozon Holdings PLC, ADR(a)(d)	534	—
PhosAgro PJSC(a)(d)	433	4
PhosAgro PJSC, GDR(a)(d)(e)	1	—
Polyus PJSC(a)(d)	133,970	2
Rosneft Oil Co. PJSC(a)(d)	532,936	69
Sberbank of Russia PJSC(a)(d)	4,933,827	637
Severstal PAO(a)(d)	109,143	14
TCS Group Holding PLC, GDR(a)(d)(e)	58,085	7
United Co. RUSAL International PJSC(a)(d)	1,500,930	194
VK Co. Ltd.(a)(d)(e)	873	—
VTB Bank PJSC(a)(d)	232,194	—
X5 Retail Group NV, GDR(a)(d)(e)	67,732	9
		1,235
Saudi Arabia — 5.1%
ACWA Power Co.	345,833	23,809,491
Ades Holding Co.	813,556	3,023,603
Al Rajhi Bank	4,653,245	112,869,613
Al Rajhi Co. for Co-operative Insurance(a)	90,505	2,723,275
Alinma Bank	2,926,380	20,158,882
Almarai Co. JSC	1,177,782	16,100,075
Arab National Bank	2,036,280	11,746,223
Arabian Internet & Communications Services Co.	55,580	3,898,409
Bank AlBilad	1,764,536	12,151,036
Bank Al-Jazira(a)	1,427,512	4,857,161
Banque Saudi Fransi	2,839,955	13,055,092
Bupa Arabia for Cooperative Insurance Co.	192,281	8,559,148
Co. for Cooperative Insurance (The)	167,637	6,199,542
Dallah Healthcare Co.	82,909	2,618,209
Dar Al Arkan Real Estate Development Co.(a)	1,248,983	6,660,706
Dr Sulaiman Al Habib Medical Services Group Co.	204,046	14,221,466
Elm Co.	56,048	15,314,945
Etihad Etisalat Co.	856,971	13,614,136
Jabal Omar Development Co.(a)	1,390,368	7,974,212
Jarir Marketing Co.	1,316,573	4,512,982
Makkah Construction & Development Co.	235,651	6,143,351
Mouwasat Medical Services Co.	233,857	4,521,235
Nahdi Medical Co.	86,846	2,824,147
Riyad Bank	3,504,567	27,113,081
Security	Shares	Value
Saudi Arabia (continued)
SABIC Agri-Nutrients Co.	567,337	$14,488,163
Sahara International Petrochemical Co.	850,515	4,281,150
SAL Saudi Logistics Services	73,036	3,457,783
Saudi Arabian Mining Co.(a)	3,182,786	43,175,040
Saudi Arabian Oil Co.(b)	14,203,131	94,551,723
Saudi Aramco Base Oil Co.	133,277	3,535,287
Saudi Awwal Bank	2,331,488	20,964,955
Saudi Basic Industries Corp.	2,128,259	31,597,837
Saudi Electricity Co.	1,972,260	7,432,284
Saudi Industrial Investment Group	781,723	3,444,187
Saudi Investment Bank (The)	1,457,775	5,753,616
Saudi Kayan Petrochemical Co.(a)	1,592,918	2,133,943
Saudi National Bank (The)	6,996,680	64,657,578
Saudi Research & Media Group(a)	82,320	3,141,045
Saudi Tadawul Group Holding Co.	109,882	5,123,543
Saudi Telecom Co.	4,774,081	53,270,523
Yanbu National Petrochemical Co.	628,403	4,989,526
		710,668,203
South Africa — 4.6%
Absa Group Ltd.	1,994,690	19,237,778
Anglogold Ashanti PLC, NVS	1,195,909	51,703,042
Aspen Pharmacare Holdings Ltd.	866,760	5,839,454
Bid Corp. Ltd.	805,394	21,333,256
Bidvest Group Ltd. (The)	794,855	10,784,076
Capitec Bank Holdings Ltd.	206,641	39,597,106
Clicks Group Ltd.	573,175	12,372,867
Discovery Ltd.	1,313,200	15,925,631
FirstRand Ltd.	11,945,020	49,549,150
Gold Fields Ltd.	2,118,521	48,415,503
Harmony Gold Mining Co. Ltd.	1,340,695	19,362,364
Impala Platinum Holdings Ltd.(a)	2,146,118	15,428,031
Kumba Iron Ore Ltd.	144,231	2,363,439
MTN Group Ltd.	3,980,932	27,709,373
Naspers Ltd., Class N	388,971	111,765,846
Nedbank Group Ltd.	1,084,954	15,415,306
NEPI Rockcastle NV	1,368,853	10,526,828
Old Mutual Ltd.	10,218,563	6,631,482
OUTsurance Group Ltd., NVS	2,105,848	8,894,156
Pepkor Holdings Ltd.(b)	5,860,489	9,523,748
Reinet Investments SCA	320,935	8,695,808
Remgro Ltd.	1,215,214	10,777,274
Sanlam Ltd.	4,221,328	20,803,230
Sasol Ltd.(a)	1,330,524	6,004,397
Shoprite Holdings Ltd.	1,184,495	19,249,502
Standard Bank Group Ltd.	3,117,854	40,445,033
Valterra Platinum Ltd.(c)	213,934	8,402,349
Vodacom Group Ltd.	1,445,474	11,089,380
Woolworths Holdings Ltd./South Africa	2,321,289	7,564,440
		635,409,849
South Korea — 12.9%
Alteogen Inc.(a)(c)	94,918	22,698,700
Amorepacific Corp.(c)	70,032	6,779,748
Celltrion Inc.	370,261	43,158,248
CJ CheilJedang Corp.	19,150	3,207,175
Coway Co. Ltd.	124,976	8,036,595
DB Insurance Co. Ltd.	106,181	7,738,551
Doosan Bobcat Inc.	130,523	4,436,458
Doosan Enerbility Co. Ltd.(a)(c)	1,058,676	30,902,824
Ecopro BM Co. Ltd.(a)(c)	111,906	7,259,786
Ecopro Co. Ltd.(c)	236,131	7,298,156
Hana Financial Group Inc.	675,583	35,531,595

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Emerging Markets ex China ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Korea (continued)
Hanjin Kal Corp.(c)	55,508	$5,664,296
Hankook Tire & Technology Co. Ltd.	167,033	4,658,410
Hanmi Semiconductor Co. Ltd.(c)	100,767	5,844,281
Hanwha Aerospace Co. Ltd.(c)	75,477	44,261,707
Hanwha Ocean Co. Ltd.(a)(c)	253,537	14,284,261
Hanwha Systems Co. Ltd.	178,322	5,863,815
HD Hyundai Co. Ltd.	102,979	8,319,567
HD Hyundai Electric Co. Ltd.(c)	55,177	15,107,263
HD Hyundai Heavy Industries Co. Ltd.(c)	52,164	15,274,170
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	101,911	23,289,265
HLB Inc.(a)(c)	273,690	10,788,588
HMM Co. Ltd.	601,340	9,275,809
HYBE Co. Ltd.	53,235	10,267,073
Hyundai Glovis Co. Ltd.	88,859	7,291,962
Hyundai Mobis Co. Ltd.(c)	141,689	25,973,885
Hyundai Motor Co.	324,655	43,515,310
Hyundai Rotem Co. Ltd.	180,667	19,123,017
Industrial Bank of Korea	662,637	7,549,825
Kakao Corp.(c)	734,719	22,701,007
KakaoBank Corp.	391,850	6,661,691
KB Financial Group Inc.	883,858	66,504,893
Kia Corp.	561,513	36,314,656
Korea Aerospace Industries Ltd.	172,271	10,436,497
Korea Electric Power Corp.	586,877	12,835,126
Korea Investment Holdings Co. Ltd.	97,918	7,653,899
Korea Zinc Co. Ltd.	9,809	5,171,570
Korean Air Lines Co. Ltd.	414,182	6,747,492
Krafton Inc.(a)	67,454	18,017,263
KT&G Corp.(c)	227,148	19,748,318
LG Chem Ltd.	118,869	16,961,443
LG Corp.	203,898	10,474,124
LG Display Co. Ltd.(a)	685,647	4,268,464
LG Electronics Inc.(c)	251,605	12,940,779
LG Energy Solution Ltd.(a)(c)	111,219	23,023,092
LG H&H Co. Ltd.	21,989	5,184,519
LG Innotek Co. Ltd.	32,334	3,388,595
LG Uplus Corp.	485,369	4,496,342
LS Electric Co. Ltd.(c)	35,207	6,427,946
Meritz Financial Group Inc.	204,203	16,505,334
Mirae Asset Securities Co. Ltd.(c)	556,635	6,262,575
NAVER Corp.	337,358	45,714,842
NH Investment & Securities Co. Ltd.	335,072	4,180,229
Orion Corp./Republic of Korea(c)	54,029	4,315,244
POSCO Future M Co. Ltd.(a)	69,933	5,903,716
POSCO Holdings Inc.	170,651	30,914,770
Posco International Corp.	121,009	4,286,662
Samsung Biologics Co. Ltd.(a)(b)	42,054	31,434,401
Samsung C&T Corp.	205,543	22,278,130
Samsung Electro-Mechanics Co. Ltd.	135,256	11,938,818
Samsung Electronics Co. Ltd.	11,196,627	454,333,228
Samsung Fire & Marine Insurance Co. Ltd.	72,588	21,243,637
Samsung Heavy Industries Co. Ltd.(a)	1,655,708	20,221,491
Samsung Life Insurance Co. Ltd.	188,550	13,492,671
Samsung SDI Co. Ltd.	149,210	18,243,474
Samsung SDS Co. Ltd.	97,057	9,134,983
Samyang Foods Co. Ltd.	9,963	8,003,972
Shinhan Financial Group Co. Ltd.	1,015,845	42,489,780
SK Biopharmaceuticals Co. Ltd.(a)	74,493	5,020,233
SK Hynix Inc.	1,291,603	190,525,773
SK Inc.	89,731	10,625,082
SK Innovation Co. Ltd.(c)	160,102	10,373,284
Security	Shares	Value
South Korea (continued)
SK Square Co. Ltd.(a)(c)	219,423	$18,148,732
SK Telecom Co. Ltd.	132,889	4,954,022
SKC Co. Ltd.(a)(c)	44,269	2,850,202
S-Oil Corp.(c)	108,720	4,279,753
Woori Financial Group Inc.	1,552,686	21,665,894
Yuhan Corp.	134,193	10,143,733
		1,802,842,721
Taiwan — 25.6%
Accton Technology Corp.	1,194,000	29,135,569
Acer Inc.	6,773,000	7,752,551
Advantech Co. Ltd.	1,131,280	12,732,956
Airtac International Group	330,439	10,139,521
Alchip Technologies Ltd.	183,976	16,815,111
ASE Technology Holding Co. Ltd.	7,827,000	35,611,234
Asia Cement Corp.	5,568,000	7,738,964
Asia Vital Components Co. Ltd.	793,000	15,919,310
Asustek Computer Inc.	1,668,000	34,293,775
AUO Corp.	15,313,800	6,506,329
Catcher Technology Co. Ltd.	1,447,000	10,054,545
Cathay Financial Holding Co. Ltd.	22,586,379	44,680,285
Chailease Holding Co. Ltd.	3,593,835	14,437,143
Chang Hwa Commercial Bank Ltd.	14,037,020	8,508,354
Cheng Shin Rubber Industry Co. Ltd.	4,227,000	7,124,222
China Airlines Ltd.	7,068,000	5,172,558
China Steel Corp.	27,506,000	18,046,956
Chunghwa Telecom Co. Ltd.	8,930,000	38,512,641
Compal Electronics Inc.	9,571,000	9,070,998
CTBC Financial Holding Co. Ltd.	39,392,000	53,176,082
Delta Electronics Inc.	4,605,000	56,587,993
E Ink Holdings Inc.	2,036,000	14,203,161
E.Sun Financial Holding Co. Ltd.	33,813,068	33,442,228
Eclat Textile Co. Ltd.	454,000	6,453,146
Elite Material Co. Ltd.	696,000	17,095,887
eMemory Technology Inc.	150,000	11,929,722
Eva Airways Corp.	6,395,000	8,639,883
Evergreen Marine Corp. Taiwan Ltd.	2,575,400	20,806,793
Far Eastern New Century Corp.	7,060,000	7,685,962
Far EasTone Telecommunications Co. Ltd.	4,243,000	12,184,028
Feng TAY Enterprise Co. Ltd.	1,241,760	5,007,717
First Financial Holding Co. Ltd.	26,113,304	23,440,490
Formosa Chemicals & Fibre Corp.	8,116,000	6,429,363
Formosa Plastics Corp.	9,939,000	11,437,464
Fortune Electric Co. Ltd.	351,100	5,266,876
Fubon Financial Holding Co. Ltd.	19,382,346	51,093,450
Gigabyte Technology Co. Ltd.	1,271,000	11,439,858
Global Unichip Corp.	213,000	8,055,544
Globalwafers Co. Ltd.	636,000	6,588,835
Hon Hai Precision Industry Co. Ltd.	29,553,200	150,503,728
Hotai Motor Co. Ltd.	724,591	15,330,902
Hua Nan Financial Holdings Co. Ltd.	20,949,228	18,329,051
Innolux Corp.	18,347,636	7,369,045
International Games System Co. Ltd.	608,000	16,931,303
Inventec Corp.	6,290,000	8,709,208
Jentech Precision Industrial Co. Ltd.	209,000	9,255,629
KGI Financial Holding Co. Ltd.	37,451,920	21,397,569
Largan Precision Co. Ltd.	240,000	18,248,471
Lite-On Technology Corp.	5,018,000	16,764,529
Lotes Co. Ltd.	202,000	8,626,502
MediaTek Inc.	3,597,000	147,687,746
Mega Financial Holding Co. Ltd.	27,936,666	36,845,192
Micro-Star International Co. Ltd.	1,752,000	8,222,956
Nan Ya Plastics Corp.	12,254,000	11,618,726

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Emerging Markets ex China ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Taiwan (continued)
Nien Made Enterprise Co. Ltd.	416,000	$5,952,047
Novatek Microelectronics Corp.	1,366,000	23,263,529
Pegatron Corp.	4,685,000	12,960,375
PharmaEssentia Corp.(a)	603,000	9,949,505
Pou Chen Corp.	5,224,000	5,389,325
President Chain Store Corp.	1,360,000	11,581,275
Quanta Computer Inc.	6,425,000	56,838,156
Realtek Semiconductor Corp.	1,152,000	20,541,732
Ruentex Development Co. Ltd.	3,929,640	3,888,179
Shanghai Commercial & Savings Bank Ltd. (The)	9,239,678	14,303,087
Shin Kong Financial Holding Co. Ltd.(a)	34,579,188	13,816,241
Silergy Corp.	803,000	9,224,303
SinoPac Financial Holdings Co. Ltd.	25,333,431	19,270,831
Synnex Technology International Corp.	3,023,000	7,132,679
Taishin Financial Holding Co. Ltd.	27,232,029	15,498,637
Taiwan Business Bank	16,147,191	7,892,504
Taiwan Cooperative Financial Holding Co. Ltd.	25,050,379	20,021,325
Taiwan High Speed Rail Corp.	4,687,000	4,278,361
Taiwan Mobile Co. Ltd.	4,167,000	15,803,532
Taiwan Semiconductor Manufacturing Co. Ltd.	58,235,000	1,857,347,749
TCC Group Holdings Co. Ltd.	15,890,671	15,508,618
Unimicron Technology Corp.	3,108,000	10,759,538
Uni-President Enterprises Corp.	11,507,000	30,424,994
United Microelectronics Corp.	26,792,000	41,252,088
Vanguard International Semiconductor Corp.	2,406,718	6,642,329
Voltronic Power Technology Corp.	163,000	7,263,798
Wan Hai Lines Ltd.	1,703,015	6,091,471
Wistron Corp.	6,506,000	24,793,760
Wiwynn Corp.	264,000	20,770,011
WPG Holdings Ltd.	3,841,520	8,946,318
Yageo Corp.	980,960	15,727,947
Yang Ming Marine Transport Corp.	4,187,000	11,015,299
Yuanta Financial Holding Co. Ltd.	24,374,060	25,260,001
Zhen Ding Technology Holding Ltd.	1,630,000	5,531,902
		3,563,999,507
Thailand — 1.5%
Advanced Info Service PCL, NVDR(c)	2,531,300	22,016,824
Airports of Thailand PCL, NVDR(c)	9,931,100	10,040,851
Bangkok Dusit Medical Services PCL, NVDR(c)	26,490,100	17,323,159
Bumrungrad Hospital PCL, NVDR	1,403,200	5,975,747
Central Pattana PCL, NVDR(c)	4,482,400	6,191,172
Charoen Pokphand Foods PCL, NVDR	8,622,000	6,425,951
CP ALL PCL, NVDR	13,087,100	18,704,695
CP Axtra PCL	4,822,987	2,754,224
Delta Electronics Thailand PCL, NVDR(c)	7,385,400	23,303,494
Gulf Development PCL(a)(c)	10,965,765	15,031,892
Home Product Center PCL, NVDR(c)	13,505,000	3,161,443
Kasikornbank PCL, NVDR	1,400,900	6,570,769
Krung Thai Bank PCL, NVDR	8,048,000	5,435,527
Minor International PCL, NVDR(c)	7,620,400	5,752,696
PTT Exploration & Production PCL, NVDR(c)	3,252,100	9,690,394
PTT Oil & Retail Business PCL, NVDR(c)	7,550,500	2,707,633
PTT PCL, NVDR(c)	23,683,300	21,440,017
SCB X PCL, NVDR(c)	1,950,300	7,038,679
Siam Cement PCL (The), NVDR(c)	1,831,600	9,239,513
TMBThanachart Bank PCL, NVDR	57,373,600	3,351,338
True Corp. PCL, NVDR(a)(c)	24,788,282	9,426,163
		211,582,181
Turkey — 0.7%
Akbank TAS	7,344,061	9,550,233
Security	Shares	Value
Turkey (continued)
Aselsan Elektronik Sanayi Ve Ticaret A/S	3,291,313	$10,884,582
BIM Birlesik Magazalar A/S	1,080,321	13,113,500
Coca-Cola Icecek A/S	1,991,814	2,478,125
Eregli Demir ve Celik Fabrikalari TAS	8,021,301	4,797,263
Ford Otomotiv Sanayi AS	1,629,043	3,335,699
Haci Omer Sabanci Holding AS	2,663,824	5,252,887
KOC Holding AS	1,756,170	6,351,463
Pegasus Hava Tasimaciligi AS(a)	590,895	3,637,128
Sasa Polyester Sanayi AS(a)(c)	25,074,541	2,098,178
Turk Hava Yollari AO(a)	1,371,280	9,565,017
Turkcell Iletisim Hizmetleri AS	2,794,249	6,765,950
Turkiye Is Bankasi AS, Class C	20,855,474	5,721,746
Turkiye Petrol Rafinerileri AS	2,247,767	7,109,671
Turkiye Sise ve Cam Fabrikalari AS	2,898,247	2,439,729
Yapi ve Kredi Bankasi A/S(a)	7,797,516	5,066,755
		98,167,926
United Arab Emirates — 2.2%
Abu Dhabi Commercial Bank PJSC	6,997,778	23,001,512
Abu Dhabi Islamic Bank PJSC	3,492,652	18,232,132
Abu Dhabi National Oil Co. for Distribution PJSC	7,620,934	7,530,968
ADNOC Drilling Co. PJSC	7,692,501	10,991,928
Adnoc Gas PLC	14,764,529	13,176,343
Aldar Properties PJSC	9,136,133	20,653,561
Americana Restaurants International PLC - Foreign Co.	6,787,609	3,769,867
Dubai Electricity & Water Authority PJSC	14,427,611	10,720,752
Dubai Islamic Bank PJSC	7,008,902	15,740,601
Emaar Development PJSC	2,308,729	8,419,302
Emaar Properties PJSC	15,704,352	56,236,545
Emirates NBD Bank PJSC	4,485,255	27,353,584
Emirates Telecommunications Group Co. PJSC	8,216,600	38,432,123
First Abu Dhabi Bank PJSC	10,413,127	45,633,892
Multiply Group PJSC(a)	7,658,243	4,861,129
Salik Co. PJSC	4,508,628	7,018,825
		311,773,064
Total Common Stocks — 97.2% (Cost: $11,515,500,753)		13,526,342,677
Preferred Stocks
Brazil — 1.6%
Banco Bradesco SA, Preference Shares, NVS	12,587,877	35,654,097
Centrais Eletricas Brasileiras SA, Preference Shares, NVS	626,199	5,142,507
Cia Energetica de Minas Gerais, Preference Shares, NVS	4,010,828	7,601,604
Cia Paranaense de Energia - Copel, Preference Shares, NVS	2,562,335	5,676,158
Gerdau SA, Preference Shares, NVS	3,181,548	8,483,015
Itau Unibanco Holding SA, Preference Shares, NVS	12,694,102	83,073,737
Itausa SA, Preference Shares, NVS	13,596,414	26,315,640
Petroleo Brasileiro SA - Petrobras, Preference Shares, NVS	10,914,417	58,965,903
		230,912,661
Chile — 0.1%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	335,667	10,027,864
Colombia — 0.1%
Grupo Cibest SA, Preference Shares, NVS	1,076,630	11,090,196

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Emerging Markets ex China ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Korea — 0.6%
Hyundai Motor Co.
Preference Shares, NVS	52,821	$5,652,621
Series 2, Preference Shares, NVS	83,209	8,892,096
Samsung Electronics Co. Ltd., Preference Shares, NVS	1,931,294	64,365,827
		78,910,544
Total Preferred Stocks — 2.4% (Cost: $342,526,968)		330,941,265
Rights
South Korea — 0.0%
Hanwha Aerospace Co. Ltd., (Expires 09/07/25, Strike Price KRW 684,000)(a)	5,754	529,650
Total Rights — 0.0% (Cost: $—)		529,650
Warrants
Malaysia — 0.0%
YTL Corp. Bhd, (Expires 06/02/28, Strike Price MYR 1.50)(a)	1,606,160	120,750
YTL Power International Bhd., (Expires 06/02/28, Strike Price MYR 2.45)(a)	1,220,920	215,127
		335,877
Total Warrants — 0.0% (Cost: $—)		335,877
Total Long-Term Investments — 99.6% (Cost: $11,858,027,721)		13,858,149,469
Security	Shares	Value
Short-Term Securities
Money Market Funds — 3.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(f)(g)(h)	185,335,777	$185,409,911
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(f)(g)	278,960,000	278,960,000
Total Short-Term Securities — 3.3% (Cost: $464,369,865)		464,369,911
Total Investments — 102.9% (Cost: $12,322,397,586)		14,322,519,380
Liabilities in Excess of Other Assets — (2.9)%		(408,436,824)
Net Assets — 100.0%		$13,914,082,556

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$24,137,728	$161,303,393 (a)	$—	$(25,944)	$(5,266)	$185,409,911	185,335,777	$1,839,961 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	278,960,000 (a)	—	—	—	278,960,000	278,960,000	3,827,315	—
				$(25,944)	$(5,266)	$464,369,911		$5,667,276	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Emerging Markets ex China ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	753	06/20/25	$43,271	$(823,804)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,724,546,267	$11,801,795,175	$1,235	$13,526,342,677
Preferred Stocks	252,030,721	78,910,544	—	330,941,265
Rights	—	529,650	—	529,650
Warrants	—	335,877	—	335,877
Short-Term Securities
Money Market Funds	464,369,911	—	—	464,369,911
	$2,440,946,899	$11,881,571,246	$1,235	$14,322,519,380
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(823,804)	$—	$—	$(823,804)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company